Revenue Contract costs, assets and liabilities (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2020	Jun. 30, 2019	Dec. 31, 2019	Jan. 01, 2019
Contract with Customer, Asset and Liability [Abstract]
Contract with Customer, Liability, Current	$ 39,749		$ 39,749		$ 36,242
Contract with Customer, Liability	34,100	$ 27,200	34,100	$ 27,200	$ 32,400	$ 26,400
Contract with customer, liability, revenue recognized	$ 28,100	$ 20,400	$ 32,400	$ 26,400